Note 4 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2018	103,039,369	(21,059,733)	81,979,636
- Delivery of M/V “Ekaterini”	23,869,382	-	23,869,382
- Delivery of M/V “Starlight”	10,210,599	-	10,210,599
- Depreciation for the year	-	(5,422,155)	(5,422,155)
Balance, December 31, 2018	137,119,350	(26,481,888)	110,637,462
- Depreciation for the year	-	(6,458,251)	(6,458,251)
- Vessel improvements	1,282,054	-	1,282,054
Balance, December 31, 2019	138,401,404	(32,940,139)	105,461,265